Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of liabilities under post-employment benefit

	12.31.2023	12.31.2022
Pension plans	426	949
Healthcare plans	1,483,817	1,069,088
	1,484,243	1,070,037
Current	85,833	73,814
Noncurrent	1,398,410	996,223

Schedule of post-employment benefits recognized in the statement of income

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Employees
Pension plans	55,320	52,980	56,454
Healthcare plan - post employment	128,652	138,921	115,587
Healthcare plan - active employees	74,546	66,912	69,556
	258,518	258,813	241,597
Management
Pension plans	1,441	1,236	1,300
Healthcare plan	200	148	122
	1,641	1,384	1,422
	260,159	260,197	243,019

Schedule of changes in post-employment benefits

Balance as of January 1, 2022	1,295,174
Appropriation of actuarial calculation	140,293
Appropriation of pension and healthcare contributions	127,878
Actuarial gains and losses	(291,742)
Amortizations	(201,566)
Balance as of December 31, 2022	1,070,037
Appropriation of actuarial calculation	130,126
Appropriation of pension and healthcare contributions	139,701
Actuarial losses (a)	379,126
Amortizations	(225,421)
Reclassification (b)	(9,326)
Balance as of December 31, 2023	1,484,243
(a) Losses arising mainly from the reduction in the discount rate, increase in medical costs and expected variation of the obligation by the current service cost and interest cost.
(b) Reclassification to Liabilities classified as held for sale (Note 39).

Schedule of actuarial assumptions

Consolidated		2023		2022
	Real	Nominal	Real	Nominal
Economic
Inflation p.a.	-	3.00%	-	5.10%
Expected rate of discount/return p.a.
Unified Plan - Defined Benefit	5.33%	8.49%	6.10%	11.51%
Unified Plan - Balance	5.36%	8.52%	6.12%	11.53%
Plan III	5.37%	8.53%	6.13%	11.54%
Assistance Plan	5.48%	8.64%	6.13%	11.54%
Salary growth/medical costs
Unified Plan p.a.	1.00%	4.03%	0.00%	5.10%
Plan III p.a.	1.00%	4.03%	1.00%	6.15%
Assistance Plan - Aging Factor	3.30%	-	3.30%	-
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927

Schedule of participants and beneficiaries

Consolidated	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Number of active participants	10	10	5,806	6,031	5,687	5,775
Number of Inactive participants	4,115	4,170	5,379	5,369	8,857	9,059
Number of dependent people	-	-	-	-	19,925	20,867
Total	4,125	4,180	11,185	11,400	34,469	35,701

Schedule of life expectancy

Consolidated	Unified Plan	Plan III
As of December 31, 2023
Retired participants	12.73	21.35
Pensioner participants	13.99	24.67
As of December 31, 2022
Retired participants	19.60	23.42
Pensioner participants	12.48	25.97

Schedule of actuarial evaluation

Consolidated	Unified Plan	Plan III	Assistance Plan	12.31.2023	12.31.2022
Total liabilities or partially covered	6,416,085	3,820,011	1,657,687	11,893,783	10,721,838
Fair value of the plan assets	(7,212,015)	(3,903,624)	(173,870)	(11,289,509)	(10,323,018)
Plan coverage status	(795,930)	(83,613)	1,483,817	604,274	398,820
Unrecognized asset	795,930	83,613	-	879,543	670,268
	-	-	1,483,817	1,483,817	1,069,088

Schedule of changes in actuarial liabilities

Consolidated	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2022	6,145,601	3,337,093	1,491,118
Cost of services	169	2,018	6,172
Cost of interest	673,724	364,901	155,389
Benefits paid	(523,792)	(264,096)	(342)
Actuarial (gain) losses	(266,172)	17,621	(417,566)
Present value of net actuarial obligations as of December 31, 2022	6,029,530	3,457,537	1,234,771
Cost of services	16,650	6,343	6,878
Cost of interest	700,272	397,091	141,877
Benefits paid	(539,728)	(272,585)	(55,014)
Actuarial (gain) losses	210,135	251,260	338,499
Discontinued Operations balance adjustments	(774)	(19,635)	(9,324)
Present value of net actuarial obligations as of December 31, 2023	6,416,085	3,820,011	1,657,687

Schedule of changes in actuarial assets

Consolidated	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2022	6,799,255	3,347,204	196,909
Return estimated for assets	743,845	274,486	26,390
Contributions and distributions	29,808	151,606	-
Benefits paid	(523,792)	(264,096)	-
Actuarial gain (losses)	(423,739)	22,758	(57,616)
Fair value of the Plan's assets as of December 31, 2022	6,625,377	3,531,958	165,683
Return estimated for assets	769,613	410,062	18,629
Contributions and distributions	23,868	9,709	54,782
Benefits paid	(539,728)	(272,584)	(54,782)
Actuarial gain (losses)	333,728	244,140	(10,442)
Discontinued Operations balance adjustments	(843)	(19,661)	-
Fair value of the Plan's assets as of December 31, 2023	7,212,015	3,903,624	173,870

Schedule of estimated net periodic plan costs (gains)

Consolidated	Unified Plan	Plan III	Assistance Plan
Cost of current service	(17,705)	10,105	8,100
Estimated cost of interest	590,697	321,264	140,975
Expected return on plan assets	(591,774)	(321,683)	(15,030)
Costs (income or loss)	(18,782)	9,686	134,045

Schedule of sensitivity analysis

Consolidated	Projected scenarios
	Increase by 0.5%	Decrease in 0.5%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,807,900	10,702,169
Impacts on the obligations of healthcare program	1,546,250	1,782,375
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,784,147	1,544,008
Impact on cost of service for the following financial year of healthcare program	8,460	6,595
Sensitivity of the service cost
Impacts on the obligations of the pension	13,493	14,269
Impacts on the obligations of healthcare program	6,625	8,429

Schedule of benefits payable

Consolidated	Unified Plan	Plan III	Assistance Plan	Total
2024	543,355	281,414	54,858	879,627
2025	641,006	284,173	76,250	1,001,429
2026	568,053	291,233	73,728	933,014
2027	565,786	298,255	81,300	945,341
2028	573,042	305,107	89,233	967,382
2029 a 2053	11,639,282	8,327,621	5,126,994	25,093,897

Schedule of asset allocation for pension and healthcare plans

Consolidated	Goal for 2024 (*)	2023
Fixed income	79.1%	77.2%
Variable income	4.9%	5.3%
Loans	1.3%	1.2%
Real estate	3.6%	5.6%
Investment structuring	8.8%	8.7%
Investments abroad	2.4%	2.0%
	100.0%	100.0%

Schedule of pension plan assets

Consolidated	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	89.5%	60.0%	70.0%	48.0%
Variable income	3.0%	2.0%	8.0%	3.0%
Loans	0.5%	0.0%	2.0%	0.0%
Real estate	2.5%	0.0%	1.0%	0.0%
Investment structuring	4.5%	0.0%	15.0%	0.0%
Investments abroad	0.0%	0.0%	4.0%	0.0%
(*) Target 2023.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.